Condensed Consolidated Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Aug. 06, 2020
Balance (in Shares) at Aug. 06, 2020
Common stock issued to founders	$ 503	24,497		25,000
Common stock issued to founders (in Shares)	5,031,250
Proceeds from Initial Public Offering allocated to Public Warrants, net of offering costs		9,775,729		9,775,729
Proceeds from Initial Public Offering allocated to Public Rights, net of offering costs		8,601,099		8,601,099
Stock compensation expense		424,440		424,440
Accretion of common stock subject to redemption to redemption amount		(18,825,765)	(13,368,946)	(32,194,711)
Net income (loss)			(2,238,593)	(2,238,593)
Balance at Dec. 31, 2020	$ 503		(15,607,539)	(15,607,036)
Balance (in Shares) at Dec. 31, 2020	5,031,250
Additional offering costs related to the Initial Public Offering			(25,749)	(25,749)
Net income (loss)			3,567,445	3,567,445
Balance at Mar. 31, 2021	$ 503		(12,065,843)	(12,065,340)
Balance (in Shares) at Mar. 31, 2021	5,031,250
Balance at Dec. 31, 2020	$ 503		(15,607,539)	(15,607,036)
Balance (in Shares) at Dec. 31, 2020	5,031,250
Net income (loss)				1,703,424
Balance at Jun. 30, 2021	$ 503	157,140	(13,929,864)	(13,772,221)
Balance (in Shares) at Jun. 30, 2021	5,031,250
Balance at Dec. 31, 2020	$ 503		(15,607,539)	(15,607,036)
Balance (in Shares) at Dec. 31, 2020	5,031,250
Balance at Dec. 31, 2020	$ 503		(15,607,539)	(15,607,036)
Balance (in Shares) at Dec. 31, 2020	5,031,250
Proceeds from Initial Public Offering allocated to Public Rights, net of offering costs
Stock compensation expense		157,140		157,140
Additional offering costs related to the Initial Public Offering			(25,749)	(25,749)
Net income (loss)			2,489,829	2,489,829
Balance at Dec. 31, 2021	$ 503	157,140	(13,143,459)	(12,985,816)
Balance (in Shares) at Dec. 31, 2021	5,031,250
Balance at Mar. 31, 2021	$ 503		(12,065,843)	(12,065,340)
Balance (in Shares) at Mar. 31, 2021	5,031,250
Stock compensation expense		157,140		157,140
Net income (loss)			(1,864,021)	(1,864,021)
Balance at Jun. 30, 2021	$ 503	157,140	(13,929,864)	(13,772,221)
Balance (in Shares) at Jun. 30, 2021	5,031,250
Balance at Dec. 31, 2021	$ 503	157,140	(13,143,459)	(12,985,816)
Balance (in Shares) at Dec. 31, 2021	5,031,250
Remeasurement of common stock subject to possible redemption to redemption amount		(157,140)	(562,860)	(720,000)
Net income (loss)			(1,523,944)	(1,523,944)
Balance at Mar. 31, 2022	$ 503		(15,230,263)	(15,229,760)
Balance (in Shares) at Mar. 31, 2022	5,031,250
Balance at Dec. 31, 2021	$ 503	157,140	(13,143,459)	(12,985,816)
Balance (in Shares) at Dec. 31, 2021	5,031,250
Net income (loss)				(1,049,661)
Balance at Jun. 30, 2022	$ 503		(14,995,980)	(14,995,477)
Balance (in Shares) at Jun. 30, 2022	5,031,250
Balance at Mar. 31, 2022	$ 503		(15,230,263)	(15,229,760)
Balance (in Shares) at Mar. 31, 2022	5,031,250
Remeasurement of common stock subject to possible redemption to redemption amount			(240,000)	(240,000)
Net income (loss)			474,283	474,283
Balance at Jun. 30, 2022	$ 503		$ (14,995,980)	$ (14,995,477)
Balance (in Shares) at Jun. 30, 2022	5,031,250